DISCONTINUED OPERATIONS (Schedule Of Calculation Of Gain (Loss) On Consolidation) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Calculation of gain on deconsolidation
Amount due to the Company			$ 7,500
Gain on deconsolidation of Online Gaming			$ 8,310
Online Gaming [Member]
Calculation of gain on deconsolidation
The proceeds	$ 17,500
Less: The repayment of intercompany loans provided by the Company	7,500
Net consideration	10,000
Less: Cash and cash equivalents	15,982
Prepaid expenses and other current assets	2,737
Other current assets	1,508
Property and equipment, net	194
Intangible assets, net	263
Accounts payable	(1,209)
Accrued expenses and other current liabilities	(7,062)
Amount due to the Company	(7,500)
Deferred revenue	(3,677)
Net assets of Online Gaming	1,236
Less: Tax expenses	454
Gain on deconsolidation of Online Gaming	$ 8,310